Offsets	Apr. 22, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Blackrock Science and Technology Trust
Form or Filing Type	N-2
File Number	333-264682
Initial Filing Date	May 04, 2022
Fee Offset Claimed	$ 52,240.39
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares of Beneficial Interest, $0.001 par value
Unsold Securities Associated with Fee Offset Claimed | shares	14,500,000
Termination / Withdrawal Statement	The Registrant previously registered securities (the "2022 Unsold Securities") on a registration statement on Form N-2 (File No. 333-264682) (the "2022 Registration Statement") filed with the Securities and Exchange Commission on May 4, 2022, which became effective automatically upon filing. In connection with the registration of the 2022 Unsold Securities, the Registrant paid a registration fee of $52,240.39. Pursuant to Rule 457(p) under the Securities Act, $52,240.39 in unused registration fees paid in connection with the 2022 Registration Statement may be used to offset the registration fees payable pursuant to this Registration Statement. The Registrant has terminated the offering that included the 2022 Unsold Securities associated with the claimed offset under the 2022 Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Blackrock Science and Technology Trust
Form or Filing Type	N-2
File Number	333-264682
Filing Date	May 04, 2022
Fee Paid with Fee Offset Source	$ 52,240.39